UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Reynolds
Title: President
Phone: 703-584-6027

December 31, 2009  	Kevin Reynolds		McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: $31,807,280.00






List of Other Included Managers:
None


Symbol	Security			Type	Quantity	Cusip		Value		Voting
A	AGILENT TECH INC		COM	88135		00846u101	2738339		sole
GE	GENERAL ELECTRIC CO COM		COM	40988		369604103	620148		sole
HD	HOME DEPOT INC COM		COM	24725		437076102	715294		sole
HPQ	HEWLETT-PACKARD CO DE		COM	428168		428236103	22054934	sole
INTC	INTEL CORP COM			COM	27622		458140100	563489		sole
JNJ	JOHNSON & JOHNSON COM		COM	13428		478160104	864897		sole
JPM	JP MORGAN CHASE & CO COM	COM	20745		46625H100	864444		sole
MO	ALTRIA GROUP INC COM		COM	12401		02209S103	243432		sole
NOK	NOKIA CORP SPONSORED ADR	COM	37140		654902204	477249		sole
PG	PROCTER & GAMBLE CO COM		COM	12564		742718109	761755		sole
PM	PHILIP MORRIS INTL INC COM	COM	11714		718172109	564498		sole
T	AT&T				COM	22066		00206R102	618510		sole
XOM	EXXON MOBIL CORP COM		COM	10563		30231G102	720291		sole

